Bank and Other Borrowings (Details) $ in Thousands	May 27, 2025 USD ($)	May 05, 2025 USD ($)	Jan. 03, 2025 USD ($)	Nov. 28, 2024 USD ($)	Oct. 30, 2024 USD ($)	Oct. 16, 2024 USD ($)	Feb. 24, 2024 HKD ($)	Oct. 15, 2020 HKD ($)	May 27, 2025 CNY (¥)	May 05, 2025 CNY (¥)	Jan. 03, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Nov. 28, 2024 CNY (¥)	Oct. 30, 2024 CNY (¥)	Oct. 16, 2024 CNY (¥)	Feb. 24, 2024 USD ($)	Oct. 15, 2020 USD ($)
Bank and Other Borrowings [Line Items]
Term of lump-sum payment loan	1 year	2 years	1 year	1 year	1 year	1 year	1 year	7 years
Loan payables	$ 70,000	$ 1,080,000.00	$ 140,000	$ 480,000	$ 70,000	$ 70,000	$ 1,110	$ 12,000	¥ 50,000	¥ 8,460,000	¥ 1,000,000	$ 750,000	¥ 5,465,477	¥ 3,416,368	¥ 500,000	¥ 500,000	$ 142,000	$ 1,530,000
Monthly installment tenor		2 years					12 months	7 years
Mrs. Cheng [Member]
Bank and Other Borrowings [Line Items]
Lump-sum payment	1 year		1 year		1 year	1 year
Samfine SZ [Member]
Bank and Other Borrowings [Line Items]
Term of lump-sum payment loan				1 year
Loan payables				$ 190,000										¥ 1,338,859